Loans	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Loans
Loans

Note 4 — Loans

Loans summarized by category as of September 30, 2013 and December 31, 2012 are as follows:

	September 30,	December 31,
(Dollars in thousands)	2013	2012
Commercial, financial and agricultural	$19,940	$20,924
Real estate:
Construction	16,110	13,052
Mortgage-residential	37,506	38,892
Mortgage-commercial	237,934	226,575
Consumer:
Home equity	26,011	27,173
Other	7,563	5,495
Total	$345,064	$332,111

At September 30, 2013 and December 31, 2012, there were $2.5 million and $9.7 million, respectively, of residential mortgage loans held for sale at fair value.  These loans are originated with firm purchase commitments from various investors at the time the loans are closed.  Generally, funds are received and the loans transferred to the investors within three to seven business days.

Activity in the allowance for loan losses for the nine months and three months ended September 30, 2013 and 2012 was as follows:

	Nine months ended
	September 30,	September 30,
(Dollars in thousands)	2013	2012
Balance at the beginning of period	$4,621	$4,699
Provision for loan losses	379	416
Charged off loans	(808)	(496)
Recoveries	131	76
Balance at end of period	$4,323	$4,695

	Three months ended
	September 30,	September 30,
(Dollars in thousands)	2013	2012
Balance at the beginning of period	$4,439	$4,742
Provision for loan losses	129	115
Charged off loans	(285)	(189)
Recoveries	40	27
Balance at end of period	$4,323	$4,695

The detailed activity in the allowance for loan losses and the recorded investment in loans receivable as of and for the nine months ended September 30, 2013 and September 30, 2012 and the year ended December 31, 2012 is as follows:

			Real estate	Real estate
		Real estate	Mortgage	Mortgage	Consumer	Consumer
(Dollars in thousands)	Commercial	Construction	Residential	Commercial	Home equity	Other	Unallocated	Total
2013
Allowance for loan losses:
Beginning balance December 31, 2012	$338	$—	$235	$1,322	$400	$17	$2,309	$4,621
Charge-offs	29	—	44	604	67	64	—	808
Recoveries	31	—	64	—	3	33	—	131
Provisions	(136)	27	65	578	(188)	119	(86)	379
Ending balance September 30, 2013	$204	$27	$320	$1,296	$148	$105	$2,223	$4,323

Ending balances:
Individually evaluated for impairment	$—	$—	$4	$165	$—	$—	$—	$169

Collectively evaluated for impairment	204	27	316	1,131	148	105	2,223	4,154

Loans receivable:
Ending balance-total	$19,940	$16,110	$37,506	$237,934	$26,011	$7,563	$—	$345,064

Ending balances:
Individually evaluated for impairment	80	—	872	4,679	—	5	—	5,636

Collectively evaluated for impairment	$19,860	$16,110	$36,634	$233,255	$26,011	$7,558	$—	$339,428

			Real estate	Real estate
		Real estate	Mortgage	Mortgage	Consumer	Consumer
(Dollars in thousands)	Commercial	Construction	Residential	Commercial	Home equity	Other	Unallocated	Total
2012
Allowance for loan losses:
Beginning balance December 31, 2011	$331	$—	$514	$1,475	$521	$57	$1,801	$4,699
Charge-offs	88	—	112	245	—	51	—	496
Recoveries	32	—	10	—	3	31	—	76
Provisions	67	—	80	(146)	(147)	16	546	416
Ending balance September 30, 2012	$342	$—	$492	$1,084	$377	$53	$2,347	$4,695

Ending balances:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—

Collectively evaluated for impairment	342	—	492	1,084	377	53	2,347	4,695

Loans receivable:
Ending balance-total	$19,469	$11,739	$36,861	$223,595	$26,778	$5,092	$—	$323,534

Ending balances:
Individually evaluated for impairment	$15	$—	$477	$9,041	$—	$11	$—	$9,544

Collectively evaluated for impairment	$19,454	$11,739	$36,384	$214,554	$26,778	$5,081	$—	$313,990

			Real estate	Real estate
		Real estate	Mortgage	Mortgage	Consumer	Consumer
(Dollars in thousands)	Commercial	Construction	Residential	Commercial	Home equity	Other	Unallocated	Total
2012
Allowance for loan losses:
Beginning balance December 31, 2011	$331	$—	$514	$1,475	$521	$57	$1,801	$4,699
Charge-offs	258	—	112	293	—	79	—	742
Recoveries	42	—	86	—	3	37	—	168
Provisions	223	—	(253)	140	(124)	2	508	496
Ending balance December 31, 2012	$338	$—	$235	$1,322	$400	$17	$2,309	$4,621

Ending balances:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—

Collectively evaluated for impairment	338	—	235	1,322	400	17	2,309	4,621

Loans receivable:
Ending balance-total	$20,924	$13,052	$38,892	$226,575	$27,173	$5,495	$—	$332,111

Ending balances:
Individually evaluated for impairment	37	—	357	5,772	—	10	—	6,176

Collectively evaluated for impairment	$20,887	$13,052	$38,535	$220,803	$27,173	$5,485	$—	$325,935

Loans outstanding to bank directors, executive officers and their related business interests amounted to $9.5 million and $10.5 million at September 30, 2013 and September 30, 2012, respectively. Repayments on these loans during the nine months ended September 30, 2013 were $1.8 million and loans made amounted to $500 thousand. Repayments on these loans during the nine months ended September 30, 2012 were $438 thousand and loans made amounted to $112 thousand during the same period.  Related party loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated persons and generally do not involve more than the normal risk of collectability.

The detailed activity in the allowance for loan losses as of and for the three months ended September 30, 2013 and the three months ended September 30, 2012 is as follows:

			Real estate	Real estate
		Real estate	Mortgage	Mortgage	Consumer	Consumer
(Dollars in thousands)	Commercial	Construction	Residential	Commercial	Home equity	Other	Unallocated	Total
2013
Allowance for loan losses:
Beginning balance June 30, 2013	$264	$25	$319	$1,082	$226	$96	$2,427	$4,439
Charge-offs	22	—	8	207	23	25	—	285
Recoveries	11	—	2	—	2	25	—	40
Provisions	(49)	2	7	421	(57)	9	(204)	129
Ending balance September 30, 2013	$204	$27	$320	$1,296	$148	$105	$2,223	$4,323

			Real estate	Real estate
		Real estate	Mortgage	Mortgage	Consumer	Consumer
(Dollars in thousands)	Commercial	Construction	Residential	Commercial	Home equity	Other	Unallocated	Total
2012
Allowance for loan losses:
Beginning balance June 30, 2012	$249	$—	599	$1,313	$445	$45	$2,091	$4,742
Charge-offs	26	—	82	67	—	14	—	189
Recoveries	7	—	1	—	1	18	—	27
Provisions	112	—	(26)	(162)	(69)	4	256	115
Ending balance September 30, 2012	$342	$—	$492	$1,084	$377	$53	$2,347	$4,695

The following table presents at September 30, 2013 and December 31, 2012 loans individually evaluated and considered impaired under FAS ASC 310 “Accounting by Creditors for Impairment of a Loan.” Impairment includes performing troubled debt restructurings.

	September 30,	December 31,
(Dollars in thousands)	2013	2012
Total loans considered impaired	$5,636	$6,176
Loans considered impaired for which there is a related allowance for loan loss:
Outstanding loan balance	221	—
Related allowance	169	—
Loans considered impaired and previously written down to fair value	5,415	6,176
Average impaired loans	7,196	6,704

The following tables are by loan category and present at September 30, 2013, September, 2012 and December 31, 2012 loans individually evaluated and considered impaired under FAS ASC 310 “Accounting by Creditors for Impairment of a Loan.” Impairment includes performing troubled debt restructurings.

				Nine months ended		Three months ended
		Unpaid		Average	Interest	Average	Interest
(Dollars in thousands)	Recorded	Principal	Related	Recorded	Income	Recorded	Income
September 30, 2013	Investment	Balance	Allowance	Investment	Recognized	Investment	Recognized
With no allowance recorded:
Commercial	$80	$80	$—	$147	$8	$144	$0
Real estate:
Construction	—	—	—	—	—	—
Mortgage-residential	816	831	—	973	21	976	3
Mortgage-commercial	4,514	5,104	—	5,708	80	5,713	13
Consumer:
Home Equity	—	—	—	—	—	—	—
Other	5	6	—	17	—	16

With an allowance recorded:
Commercial	—	—	—	—	—	—	—
Real estate:
Construction	—	—	—	—	—	—	—
Mortgage-residential	56	56	4	57	8	57	1
Mortgage-commercial	165	285	165	294	—	291	—
Consumer:
Home Equity	—	—	—	—	—	—	—
Other	—	—	—	—	—	—	—

Total:
Commercial	$80	$80	$—	$147	$8	$144	$0
Real estate:
Construction	—	—	—	—	—	—
Mortgage-residential	872	887	4	1,030	29	1,033	4
Mortgage-commercial	4,679	5,389	165	6,002	80	6,004	13
Consumer:
Home Equity	—	—	—	—	—	—	—
Other	5	6	—	17	—	16
	$5,636	$6,362	$169	$7,196	$117	$7,197	$17

				Nine months ended		Three months ended
		Unpaid		Average	Interest	Average	Interest
(Dollars in thousands)	Recorded	Principal	Related	Recorded	Income	Recorded	Income
September 30, 2012	Investment	Balance	Allowance	Investment	Recognized	Investment	Recognized
With no allowance recorded:
Commercial	$15	$46	$—	$92	$1	87	$—
Real estate:
Construction	—	—	—	—	—	—	—
Mortgage-residential	477	505	—	563	2	543	—
Mortgage-commercial	9,041	9,536	—	9,853	266	9,547	—
Consumer:
Home Equity	—	—	—	—	—	—	—
Other	11	11	—	22	—	19	—

With an allowance recorded:
Commercial	—	—	—	—	—	—	—
Real estate:
Construction	—	—	—	—	—	—	—
Mortgage-residential	—	—	—	—	—	—	—
Mortgage-commercial	—	—	—	—	—	—	—
Consumer:
Home Equity	—	—	—	—	—	—	—
Other	—	—	—	—	—	—	—

Total:
Commercial	$15	$46	$—	$92	$1	87	$—
Real estate:
Construction	—	—	—	—	—	—	—
Mortgage-residential	477	505	—	563	2	543	—
Mortgage-commercial	9,041	9,536	—	9,853	266	9,547	—
Consumer:
Home Equity	—	—	—	—	—	—	—
Other	11	11	—	22	—	19	—
	$9,544	$10,098	$—	$10,530	$269	$10,196	$—

		Unpaid		Average	Interest
(Dollars in thousands)	Recorded	Principal	Related	Recorded	Income
December 31, 2012	Investment	Balance	Allowance	Investment	Recognized
With no allowance recorded:
Commercial	$37	$50	$—	$53	$—
Real estate:
Construction	—	—	—	—	—
Mortgage-residential	357	381	—	442	1
Mortgage-commercial	5,772	6,162	—	6,188	178
Consumer:
Home Equity	—	—	—	—	—
Other	10	10	—	21	—

With an allowance recorded:
Commercial	—	—	—	—	—
Real estate:
Construction	—	—	—	—	—
Mortgage-residential	—	—	—	—	—
Mortgage-commercial	—	—	—	—	—
Consumer:
Home Equity	—	—	—	—	—
Other	—	—	—	—	—

Total:
Commercial	37	50	—	53	—
Real estate:
Construction	—	—	—	—	—
Mortgage-residential	357	381	—	442	1
Mortgage-commercial	5,772	6,162	—	6,188	178
Consumer:
Home Equity	—	—	—	—	—
Other	10	10	—	21	—
	$6,176	$6,603	$—	$6,704	$179

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, including: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.  The Company analyzes loans individually by classifying the loans as to credit risk.  This analysis is performed on a monthly basis.  The Company uses the following definitions for risk ratings:

Special Mention.  Loans classified as special mention have a potential weakness that deserves management’s close attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.  Special mention assets are not adversely classified and do not expose an institution to sufficient risk to warrant adverse classification.

Substandard.  Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any.  Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt.  They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful.  Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans.  As of September 30, 2013 and December 31, 2012, and based on the most recent analysis performed, the risk category of loans by class of loans is shown in the table below.  As of September 30, 2013 and December 31, 2012, no loans were classified as doubtful.

(Dollars in thousands)		Special
September 30, 2013	Pass	Mention	Substandard	Doubtful	Total
Commercial, financial & agricultural	$19,678	$176	$86	$—	$19,940
Real estate:
Construction	13,105	3,005	—	—	16,110
Mortgage — residential	34,988	1,105	1,413	—	37,506
Mortgage — commercial	223,469	5,330	9,135	—	237,934
Consumer:
Home Equity	25,670	205	136	—	26,011
Other	7,556	1	6	—	7,563
Total	$324,466	$9,822	$10,776	$—	$345,064

(Dollars in thousands)		Special
December 31, 2012	Pass	Mention	Substandard	Doubtful	Total
Commercial, financial & agricultural	$20,826	$27	$71	$—	$20,924
Real estate:
Construction	8,595	2,047	2,410	—	13,052
Mortgage — residential	36,493	1,677	722	—	38,892
Mortgage — commercial	208,825	3,803	13,947	—	226,575
Consumer:
Home Equity	26,604	124	445	—	27,173
Other	5,475	3	17	—	5,495
Total	$306,818	$7,681	$17,612	$—	$332,111

At September 30, 2013 and December 31, 2012, non-accrual loans totaled $5.1 million and $4.7 million, respectively.

Troubled debt restructurings that are still accruing and included in impaired loans at September 30, 2013 and December 31, 2012 amounted to $584 thousand and $1.5 million, respectively.  Troubled debt restructurings in nonaccrual status at September 30, 2013 and December 31, 2012 amounted to $2.2 million and $1.8 million, respectively.

Loans greater than ninety days delinquent and still accruing interest at September 30, 2013 and December 31, 2012 amounted to $54 thousand and $55 thousand, respectively.

The following tables are by loan category and present loans past due and on non-accrual status as of September 30, 2013 and December 31, 2012:

(Dollars in thousands) September 30, 2013	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days and Accruing	Nonaccrual	Total Past Due	Current	Total Loans
Commercial	$60	$9	$—	$80	$149	$19,791	$19,940
Real estate:
Construction	—	—	—	—	—	16,110	16,110
Mortgage-residential	240	224	54	816	1,334	36,172	37,506
Mortgage-commercial	1,019	538	—	4,151	5,708	232,226	237,934
Consumer:
Home equity	118	26	—	—	144	25,867	26,011
Other	21	3	—	5	29	7,534	7,563
Total	$1,458	$800	$54	$5,052	$7,364	$337,700	$345,064

(Dollars in thousands) December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days and Accruing	Nonaccrual	Total Past Due	Current	Total Loans
Commercial	$17	$107	$—	$85	$209	$20,715	$20,924
Real estate:
Construction	—	—	—	—	—	13,052	13,052
Mortgage-residential	311	378	—	357	1,046	37,846	38,892
Mortgage-commercial	627	898	55	4,263	5,843	220,732	226,575
Consumer:
Home equity	211	—	—	—	211	26,962	27,173
Other	32	7	—	10	49	5,446	5,495
Total	$1,198	$1,390	$55	$4,715	$7,358	$324,753	$332,111

As a result of adopting the amendments in Accounting Standards Update (ASU) 2011-02 (Receivables-Topic 310), the Company reassessed all restructurings that occurred on or after the beginning of the fiscal year of adoption (January 1, 2011) to determine whether they are considered TDRs under the amended guidance.  The Company identified as TDRs certain loans for which the allowance for loan losses had previously been measured under a general allowance methodology.  Upon identifying those loans as TDRs, the Company identified them as impaired under the guidance in ASC 310-10-35.  The amendments in ASU 2011-02 require prospective application of the impairment measurement guidance in ASC 310-10-35 for those loans newly identified as impaired.

The following tables, by loan category, present loans determined to be TDRs during the nine month periods ended September 30, 2013 and September 30, 2012.  There were no loans determined to be TDRs during the three month periods ended September 30, 2013 and September 30, 2012.

	For the nine months ended September 30, 2013
Troubled Debt Restructurings (Dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Nonaccrual
Mortgage-Commercial	1	$257	$257

Total TDRs	1	$257	$257

	For the nine months ended September 30, 2012
Troubled Debt Restructurings (Dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Nonaccrual
Mortgage-Commercial	1	$53	$53
Total nonaccrual	1	$53	$53

Accrual
Mortgage-Commercial	2	$596	$596
Total Accrual	2	$596	$596

Total TDRs	3	$649	$649

One loan was determined to be a TDR during the nine months ended September 30, 2013.  The loan was modified to extend the terms outside the Company’s guidelines.  During the nine months ended September 30, 2012, the Company modified three loans that were considered to be TDRs.  The payment and interest rate were lowered for two of these loans and the payment was modified to interest only for one loan.

There were no loans determined to be TDRs in the twelve months preceding September 30, 2013 or September 30, 2012 that subsequently defaulted during the three or nine month periods ended September 30, 2013 or September, 30 2012.  Defaulted loans are those loans that are greater than 89 days past due.

In the determination of the allowance for loan losses, all TDRs are reviewed to ensure that one of the three proper valuation methods (fair market value of the collateral, present value of cash flows, or observable market price) is adhered to.  Each non-accrual loan is written down to its corresponding collateral value.  All TDR accruing loans that have a loan balance which exceeds the present value of cash flow will have a specific allocation.  All nonaccrual loans are considered impaired.  Under ASC 310-10, a loan is impaired when it is probable that the Company will be unable to collect all amounts due, including both principal and interest, according to the contractual terms of the loan agreement.

Note 5—LOANS

        Loans summarized by category are as follows:

	December 31,
(Dollars in thousands)	2012	2011
Commercial, financial and agricultural	$20,924	$20,608
Real estate:
Construction	13,052	11,767
Mortgage-residential	38,892	38,337
Mortgage-commercial	226,575	220,288
Consumer:
Home equity	27,173	27,976
Other	5,495	5,335

Total	$332,111	$324,311

        Activity in the allowance for loan losses was as follows:

	Years ended December 31,
(Dollars in thousands)	2012	2011	2010
Balance at the beginning of year	$4,699	$4,911	$4,854
Provision for loan losses	496	1,420	1,878
Charged off loans	(742)	(1,696)	(1,948)
Recoveries	168	64	127

Balance at end of year	$4,621	$4,699	$4,911

        The detailed activity in the allowance for loan losses and the recorded investment in loans receivable as of and for the years ended December 31, 2012 and December 31, 2011 follows:

(Dollars in thousands)	Commercial	Real estate Construction	Real estate Mortgage Residential	Real estate Mortgage Commercial	Consumer Home equity	Consumer Other	Unallocated	Total
2012
Allowance for loan losses:
Beginning balance	$331	$—	$514	$1,475	$521	$57	$1,801	$4,699
Charge-offs	258	—	112	293	—	79	—	742
Recoveries	42	—	86	—	3	37	—	168
Provisions	223	—	(253)	140	(124)	2	508	496

Ending balance	$338	$—	$235	$1,322	$400	$17	$2,309	$4,621

Ending balances:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	338	—	235	1,322	400	17	2,309	4,621
Loans receivable:
Ending balance-total	$20,924	$13,052	$38,892	$226,575	$27,173	$5,495	$—	$332,111
Ending balances:
Individually evaluated for impairment	37	—	357	5,772	—	10	—	6,176
Collectively evaluated for impairment	20,887	13,052	38,535	220,803	27,173	5,485	—	325,935

(Dollars in thousands)	Commercial	Real estate Construction	Real estate Mortgage Residential	Real estate Mortgage Commercial	Consumer Home equity	Consumer Other	Unallocated	Total
2011
Allowance for loan losses:
Beginning balance	$681	$905	$465	$1,404	$325	$88	$1,043	$4,911
Charge-offs	265	—	186	861	285	99	—	1,696
Recoveries	31	—	5	—	5	23	—	64
Provisions	(116)	(905)	230	932	476	45	758	1,420

Ending balance	$331	$—	$514	$1,475	$521	$57	$1,801	$4,699

Ending balances:
Individually evaluated for impairment	$1	$—	$—	$1	$—	$—	$—	$2
Collectively evaluated for impairment	330	—	514	1,474	521	57	1,801	4,697
Loans receivable:
Ending balance-total	$20,608	$11,767	$38,337	$220,288	$27,976	$5,335	$—	$324,311
Ending balances:
Individually evaluated for impairment	45	—	622	8,667	—	19	—	9,353
Collectively evaluated for impairment	$20,563	$11,767	$37,715	$211,621	$27,976	$5,316	$—	$314,958

        Loans outstanding and available lines of credit to bank directors, executive officers and their related business interests amounted to $10.9 million and $11.3 million at December 31, 2012 and 2011, respectively. Repayments on these loans during the year ended December 31, 2012 were $855 thousand, and loans made amounted to $230 thousand. Repayments on these loans during the year ended December 31, 2011 were $577 thousand, and loans made amounted to $1.2 million. Related party loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated persons and generally do not involve more than the normal risk of collectability.

        The following table presents at December 31, 2012, 2011 and 2010, loans individually evaluated and considered impaired under FAS ASC 310 "Accounting by Creditors for Impairment of a Loan." Impairment includes performing troubled debt restructurings.

	December 31,
(Dollars in thousands)	2012	2011	2010
Total loans considered impaired at year end	$6,176	$9,353	$9,587
Loans considered impaired for which there is a related allowance for loan loss:
Outstanding loan balance	$—	$148	$378
Related allowance	$—	$2	$96
Loans considered impaired and previously written down to fair value	$6,176	$9,205	$9,209
Average impaired loans	$6,704	$9,926	$10,576
Amount of interest earned during period of impairment	$179	$397	$323

        The following tables are by loan category and present at December 31, 2012 and December 31, 2011 loans individually evaluated and considered impaired under FAS ASC 310 "Accounting by Creditors for Impairment of a Loan." Impairment includes performing troubled debt restructurings.

(Dollars in thousands) December 31, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no allowance recorded:
Commercial	$37	$50	$—	$53	$—
Real estate:
Construction	—	—	—	—	—
Mortgage-residential	357	381	—	442	1
Mortgage-commercial	5,772	6,162	—	6,188	178
Consumer:
Home Equity	—	—	—	—	—
Other	10	10	—	21	—
With an allowance recorded:
Commercial	—	—	—	—	—
Real estate:
Construction	—	—	—	—	—
Mortgage-residential	—	—	—	—	—
Mortgage-commercial	—	—	—	—	—
Consumer:
Home Equity	—	—	—	—	—
Other	—	—	—	—	—
Total:
Commercial	37	50	—	53	—
Real estate:
Construction	—	—	—	—	—
Mortgage-residential	357	381	—	442	1
Mortgage-commercial	5,772	6,162	—	6,188	178
Consumer:
Home Equity	—	—	—	—	—
Other	10	10	—	21	—

	$6,176	$6,603	$—	$6,704	$179

(Dollars in thousands) December 31, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no allowance recorded:
Commercial	$12	$19	$—	$21	$—
Real estate:
Construction	—	—	—	—	—
Mortgage-residential	622	650	—	656	4
Mortgage-commercial	8,552	8,975	—	9,066	382
Consumer:
Home Equity	—	—	—	—	—
Other	19	19	—	30	1
With an allowance recorded:
Commercial	33	33	1	36	2
Real estate:
Construction	—	—	—	—	—
Mortgage-residential	—	—	—	—	—
Mortgage-commercial	115	115	1	117	8
Consumer:
Home Equity	—	—	—	—	—
Other	—	—	—	—	—
Total:
Commercial	45	52	1	57	2
Real estate:
Construction	—	—	—	—	—
Mortgage-residential	622	650	—	656	4
Mortgage-commercial	8,667	9,090	1	9,183	390
Consumer:
Home Equity	—	—	—	—	—
Other	19	19	—	30	1

	$9,353	$9,811	$2	$9,926	$397

        The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis is performed on a monthly basis. The Company uses the following definitions for risk ratings:

          Special Mention.    Loans classified as special mention have a potential weakness that deserves management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution's credit position at some future date. Special mention assets are not adversely classified and do not expose an institution to sufficient risk to warrant adverse classification.

          Substandard.    Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

          Doubtful.    Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

        Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be "Pass" rated loans. As of December 31, 2012 and December 31, 2011, and based on the most recent analysis performed, the risk category of loans by class of loans is shown in the table below. As of December 31, 2012 and December 31, 2011, no loans were classified as doubtful.

(Dollars in thousands) December 31, 2012	Pass	Special Mention	Substandard	Doubtful	Total
Commercial, financial & agricultural	$20,826	$27	$71	$—	$20,924
Real estate:
Construction	8,595	2,047	2,410	—	13,052
Mortgage—residential	36,493	1,677	722	—	38,892
Mortgage—commercial	208,825	3,803	13,947	—	226,575
Consumer:
Home Equity	26,604	124	445	—	27,173
Other	5,475	3	17	—	5,495

Total	$306,818	$7,681	$17,612	$—	$332,111

(Dollars in thousands) December 31, 2011	Pass	Special Mention	Substandard	Doubtful	Total
Commercial, financial & agricultural	$19,827	$499	$282	$—	$20,608
Real estate:
Construction	6,764	—	5,003	—	11,767
Mortgage—residential	37,063	305	969	—	38,337
Mortgage—commercial	200,984	8,009	11,295	—	220,288
Consumer:
Home Equity	27,692	38	246	—	27,976
Other	5,311	5	19	—	5,335

Total	$297,641	$8,856	$17,814	$—	$324,311

        At December 31, 2012 and 2011, non-accrual loans totaled $4.7 million and $5.4 million, respectively. The gross interest income which would have been recorded under the original terms of the non-accrual loans amounted to $352 thousand and $224 thousand in 2012 and 2011, respectively. Interest recorded on non-accrual loans in 2012 and 2011 amounted to $112 thousand and $163 thousand, respectively.

        Troubled debt restructurings ("TDRs") that are still accruing are included in impaired loans at December 31, 2012 and 2011 amounted to $1.5 million and $3.9 million, respectively. Interest earned during 2012 and 2011 on these loans amounted to $123 thousand and $234 thousand, respectively.

        Loans greater than 90 days delinquent and still accruing interest at December 31, 2012 and 2011 amounted to $55 thousand and $25 thousand, respectively.

        The following tables are by loan category and present loans past due and on non-accrual status as of December 31, 2012 and December 31, 2011:

(Dollars in thousands) December 31, 2012	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days and Accruing	Nonaccrual	Total Past Due	Current	Total Loans
Commercial	$17	$107	$—	$85	$209	$20,715	$20,924
Real estate:
Construction	—	—	—	—	—	13,052	13,052
Mortgage—residential	311	378	—	357	1,046	37,846	38,892
Mortgage—commercial	627	898	55	4,263	5,843	220,732	226,575
Consumer:
Home equity	211	—	—	—	211	26,962	27,173
Other	32	7	—	10	49	5,446	5,495

Total	$1,198	$1,390	$55	$4,715	$7,358	$324,753	$332,111

(Dollars in thousands) December 31, 2011	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days and Accruing	Nonaccrual	Total Past Due	Current	Total Loans
Commercial	$147	$123	$—	$12	$282	$20,326	$20,608
Real estate:
Construction	—	—	—	—	—	11,767	11,767
Mortgage—residential	391	95	—	623	1,109	37,228	38,337
Mortgage—commercial	1,382	966	25	4,749	7,122	213,166	220,288
Consumer:
Home equity	45	—	—	—	45	27,931	27,976
Other	42	18	—	19	79	5,256	5,335

Total	$2,007	$1,202	$25	$5,403	$8,637	$315,674	$324,311

        As a result of adopting the amendments in ASU 2011-02, the Bank reassessed all restructurings that occurred on or after the beginning of the fiscal year of adoption (January 1, 2011) to determine whether they are considered TDRs under the amended guidance. The Bank identified as TDRs certain loans for which the allowance for loan losses had previously been measured under a general allowance methodology. Upon identifying those loans as TDRs, the Bank identified them as impaired under the guidance in ASC 310-10-35. The amendments in ASU 2011-02 require prospective application of the impairment measurement guidance in ASC 310-10-35 for those loans newly identified as impaired. At December 31, 2012, the recorded investment in loans for which the allowance was previously measured under a general allowance methodology and are now impaired under ASC 310-10-35 was $3.3 million, and no allowance for loan losses was associated with those loans. At December 31, 2011, the recorded investment in loans for which the allowance was previously measured under a general allowance methodology and are now impaired under ASC 310-10-35 was $7.7 million, and a $2 thousand allowance for loan losses was associated with those loans.

        The following table, by loan category, present loans determined to be TDRs during the twelve month period ended December 31, 2012.

	For the twelve months ended December 31, 2012
Troubled Debt Restructurings (Dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Nonaccrual
Mortgage—Commercial	1	$40	$40
Total nonaccrual	1	$40	$40

Accrual
Mortgage—Commercial	2	$596	$596
Total Accrual	2	$596	$596

Total TDRs	3	$636	$636

        During the twelve month ended December 31, 2012, the Company modified three loans that were considered to be TDRs. The payment and interest rate were lowered for two of these loans and the payment was modified to interest only for one loan.

        The following table, by loan category, present loans determined to be TDRs during the twelve month period ended December 31, 2011.

	For the twelve months ended December 31, 2011
Troubled Debt Restructurings (Dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Nonaccrual
Mortgage—Commercial	5	$741	$741
Commercial & Industrial	2	43	43
Total nonaccrual	7	$784	$784

Accrual
Mortgage—Commercial	1	$3,138	$3,138
Total Accrual	1	$3,138	$3,138

Total TDRs	8	$3,922	$3,922

        During the twelve months ended December 31, 2011, the Bank modified eight loans that were considered to be TDRs. The payment and interest rate were lowered for six of these loans, the payment was lowered for one loan and for one loan the business and guarantor were released. One TDR that had been restructured with a lower payment in 2011 was paid out during the fourth quarter of 2011.

        The following table, by loan category, presents loans determined to be TDRs in the twelve months ended December 31, 2011 that had payment defaults during the period ended December 31, 2011. There were no loans determined to be TDRs in the twelve months ended December 31, 2012 that subsequently defaulted during the twelve month period ended December 31, 2012. Defaulted loans are those loans that are greater than 89 days past due.

	For the twelve months ended December 31, 2011
Troubled Debt Restructurings that subsequently defaulted this period (Dollars in thousands)
	Number of Contracts	Recorded Investment
Mortgage—Commercial	4	$704
Commercial & Industrial	1	11

Total TDRs	5	$715

        During the twelve month period ended December 31, 2011, five nonaccrual loans that had previously been restructured, had payment defaults.

        In the determination of the allowance for loan losses, all TDRs are reviewed to ensure that one of the three proper valuation methods (fair market value of the collateral, present value of cash flows, or observable market price) is adhered to. All non-accrual loans are written down to its corresponding collateral value. All TDR accruing loans and where the loan balance exceeds the present value of cash flow will have a specific allocation. All nonaccrual loans are considered impaired. Under ASC 310-10, a loan is impaired when it is probable that the Bank will be unable to collect all amounts due including both principal and interest according to the contractual terms of the loan agreement.